UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23653

Thirdline Real Estate Income Fund

(Exact name of registrant as specified in charter)

1310 Roseneath Rd, Suite 200

Richmond, VA 23230

804-564-6810

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

109 Lakeland Ave

Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

Wade Bridge

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

(513) 304-5605

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

ThirdLine

—Real Estate Income Fund—

Semi-Annual Report

September 30, 2021

Thirdline Real Estate Income Fund

Table of Contents
For the Period Ended September 30, 2021 (Unaudited)

Schedule of Investments	2-3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9-15
Other Information	16-17

Investor Information: (877)771-7715

This report and the financial statements contained herein is for the general information of shareholders and is not authorized for distribution to prospective investors unless the material is preceded or accompanied by an effective prospectus. Nothing contained herein should be considered an offer to sell, solicitation of or an offer to buy shares of the Thirdline Real Estate Income Fund. Such an offering must only be made by prospectus, which contains information regarding offering price, risks, fees and other important details of the Fund.

Distributed by UMB Distribution Services, LLC
Member FINRA

Thirdline Real Estate Income Fund

Schedule of Investments
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT FUNDS — 41.5%
150	Kairos Credit Strategies REIT, Inc.	$1,500,357
76,190	Sandpiper Lodging Trust	800,000
		2,300,357
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $2,300,357)	2,300,357

	TOTAL INVESTMENTS — 41.5%
	(Cost $2,300,357)	2,300,357
	Other Assets in Excess of Liabilities — 58.5%	3,239,281
	TOTAL NET ASSETS — 100.0%	$5,539,638

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Schedule of Investments
As of September 30, 2021 (Unaudited) (Continued)

Securities With Restrictions On Redemptions[a]	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Kairos Credit Strategies REIT, Inc.[b]	Quarterly	60 Days	$1,500,357	$1,500,357	9/30/2021
Sandpiper Lodging Trust	Not Permitted	N/A	800,000	800,000	9/30/2021
Totals			$2,300,357	$2,300,357

[a]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

[b]

The Fund is limited to redemptions of 5% of the Fund NAV per quarter and 20% annually, and the company can delay or suspect these redemptions at their sole discretion. There are no redemptions for an investor in their first year of investment.

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Statement of Assets and Liabilities
As of September 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $2,300,357)	$2,300,357
Cash	3,089,643
Receivables:
Fund shares sold	150,000
Prepaid expenses	29,794
Prepaid organization and offering costs	50,825
Total assets	5,620,619

Liabilities:
Payables:
Advisory fees	182
Due to Advisor	78,887
Chief Compliance Officer fees	82
Trustees’ fees and expenses	82
Accrued other expenses	1,748
Total liabilities	80,981

Net Assets	$5,539,638

Components of Net Assets:
Paid-in capital (no par value per share with a public offering of up to 5,000,000 shares authorized)	$5,540,000
Total distributable deficit	(362)
Net Assets	$5,539,638

Maximum Offering Price per Share:
Shares Outstanding
Net assets applicable to shares outstanding	$5,539,638
Shares of common stock issued and outstanding	554,000
Net asset value per share	$10.00

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Statement of Operations
For the Period September 29, 2021* Through September 30, 2021 (Unaudited)

Investment Income:
Total investment income	$—

Expenses:
Legal fees	411
Auditing fees	391
Fund administration fees	307
Organization costs	300
Transfer agent fees and expenses	192
Advisory fees	182
Registration fees	165
Offering costs	153
Fund accounting fees	137
Shareholder reporting fees	121
Chief Compliance Officer fees	82
Custody fees	82
Trustees’ fees and expenses	82
SEC fees	68
Insurance fees	63
Miscellaneous	38
Total expenses	2,774
Advisory fees waived and other expenses absorbed	(2,412)
Net expenses	362
Net investment loss	(362)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation on:
Investments	—
Net change in unrealized appreciation/depreciation	—
Net realized and unrealized gain (loss) on investments	—

Net Decrease in Net Assets from Operations	$(362)

*	Commencement of Operations

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Statement of Changes in Net Assets

For the Period September 29, 2021* Through September 30, 2021 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$(362)
Net realized gain (loss) on investments	—
Net change in unrealized appreciation/depreciation on investments	—
Net decrease in net assets resulting from operations	(362)

Capital Transactions:
Sale of Shares	5,540,000
Shares Repurchased	—
Net increase in net assets from capital transactions	5,540,000

Total increase in net assets	5,539,638

Net Assets:
Beginning of period	—
End of period	$5,539,638

Capital Share Transactions:
Sale of Shares	554,000
Shares Repurchased	—
Net increase in capital share transactions	554,000

*	Commencement of Operations

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Statement of Cash Flows
For the Period September 29, 2021* Through September 30, 2021 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(362)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(2,300,357)
Increase in prepaid expenses	(29,794)
Increase in prepaid organization and offering costs	(50,825)
Increase in advisory fees	182
Increase in due to Advisor	78,887
Increase in Chief Compliance Officer Fees	82
Increase in Trustees’ fees and expenses	82
Increase in accrued expenses	1,748
Net cash used for operating activities	(2,300,357)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	5,390,000
Net cash provided by financing activities	5,390,000

Net increase in cash	3,089,643

Cash:
Beginning of period	—
End of period	$3,089,643

*	Commencement of Operations

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Financial Highlights

Per share operating performance.
For a capital share outstanding throughout each period.

For The Period September 29, 2021* Through September 30, 2021
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.00)
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	(0.00)

Repurchase fee proceeds[1]	—

Net asset value, end of period	$10.00

Total return	— [2]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,540
Gross investment loss to average net assets	(11.53)%[3]
Net investment loss to average net assets	(1.50)%[3]
Ratio of gross expenses to average net assets	11.53%[3]
Ratio of net expenses to average net assets	1.50%[3]

Portfolio turnover rate	0%[2]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Not annualized.

[3]	Annualized.

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2021 (Unaudited)

Note 1 – Organization

Thirdline Real Estate Income Fund (the “Trust” or the “Fund”), a Delaware statutory trust registered under the Securities Act of 1933 (the “Securities Act”) and Investment Company Act of 1940 (the “Investment Company Act”) on April 7, 2021 as a closed-end, non-diversified management investment company that is operated as an “interval fund”. The Fund commenced operations on September 29, 2021.

The Fund’s investment objective is to generate current income with low volatility and low correlation to broader equity and bond markets. As a secondary objective, the Fund also seeks moderate long-term capital appreciation. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of assets, including the amount of any borrowings for investment purposes, in real estate investments which may include common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private real estate investment funds; non-traded unregistered real estate investment trusts; publicly registered real estate investment trusts; exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds, publicly traded partnerships and mutual funds that invest principally, directly or indirectly, in real estate. The Fund does not intend to focus on any one sector of the real estate industry, and, at times, the Fund’s investments may be positioned in any one or more of the many sectors including, but not limited to, multi-family, industrial, office, retail, hospitality, residential, medical, self-storage, data centers, cell towers, manufactured housing, land, and infrastructure.

Note 2 – Significant Accounting Policies

Basis of Preparation and Use of Estimates - The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Valuation - The net asset value (“NAV”) of the Fund’s Shares is determined daily, as of the close of regular trading on the NASDAQ (normally, 4:00 p.m., Eastern time). Each Share is offered at the NAV next calculated after receipt of the purchase in good order. The price of the Shares increases or decreases on a daily basis according to the NAV of the Shares. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

If market quotations are not readily available securities are valued at fair value as determined by the the Fund’s Board of Trustees (the “Board”). The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to Thirdline Capital Management, LLC (the “Adviser”) and the Fund’s Pricing Committee, which consists of employees of the Adviser. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Like all investments that are valued at fair value, these investments will be difficult to value. There is no single standard for determining fair value of a security. Likewise, there can be no assurance that the Fund will be able to purchase or sell a portfolio security at the fair value price used to calculate the Fund’s NAV. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including: (1) common factors including, but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which may include, but are not limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The Adviser will also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Adviser will attempt to obtain current information to value all fair valued securities, but it is anticipated that some portfolio holdings may provide updated financial information on no more than a quarterly basis.

The private investment funds in which the Fund invests are not publicly traded. The private investment funds measure their investment assets at fair value and report a NAV per share on a monthly or calendar quarter basis. In accordance with ASC 820, the Fund applies the practical expedient to value its investments in private investment funds at their respective NAVs at each quarter, as this method more accurately estimates the actual value of each private investment fund at quarter end. For non-calendar quarter-end days, the Adviser may consider certain information provided by a private investment fund’s

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 2 – Significant Accounting Policies (continued)

investment manager to determine the estimated value of the Fund’s holdings in such private investment funds. The valuation provided by the investment manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Fund’s investment in private investment funds, the Adviser considers, among other things, information provided by the private investment funds, including quarterly unaudited financial statements.

Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Adviser shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner.

Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Adviser deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Adviser believes reflect most closely the value of such securities.

Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Fund’s primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fund’s fair valuation policies until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The Fund’s direct real estate debt investments in loans, including, senior mortgage loans, subordinated mortgage loans and mezzanine loans are typically fair valued based on prices provided by independent third-party pricing agents. The Fund accounts for whole loans at the individual loan level for valuation purposes, and whole loans and fractional loans are fair valued using inputs that take into account borrower-level data (e.g., payment history) that is gathered and evaluated periodically to reflect new information regarding the borrower or loan, if any.

Options are valued at the mean of the last quoted bid and ask prices as of the close of regular trading on the primary exchange in which they trade. In determining prices for exchange-listed options, pricing will be based on prices as reported on the option’s primary exchange.

Federal Income Taxes - The Fund intends to elect to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund expects to operate in such a manner to qualify for taxation as a REIT. The Fund’s qualification for taxation as a REIT will depend upon its ability to meet the various and complex REIT qualification tests imposed under the Code. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. If the Fund qualifies for taxation as a REIT, it generally will be allowed to deduct dividends paid to its Shareholders and, as a result, it generally will not be subject to U.S. federal income tax on that portion of its ordinary income and any net capital gain that it annually distributes to its Shareholders, as long as the Fund meets the minimum distribution requirements under the Code. The Fund intends to make distributions (at least 90% of the Fund’s annual REIT taxable income) to its Shareholders on a regular basis as necessary to avoid material U.S. federal income tax and to comply with the REIT distribution requirements. Even if the Fund qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 2 – Significant Accounting Policies (continued)

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Security Transactions and Investment Income - The Fund’s transactions are accounted for on a trade-date basis. Realized gains and losses on the Fund’s transactions are determined on a specific identification basis. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Fund accounts for capital gain distributions from private investment funds based on the nature of such distributions as determined by each underlying private investment fund. Capital gain distributions received are recorded as capital gains as soon as this information is available to the Fund and its service providers.

Fees and Expenses - The Fund will bear all expenses incurred in the business of the Fund.

The Fund will also indirectly bear a portion of the private real estate investment funds, non-traded unregistered real estate investment trusts, publicly registered real estate investment trusts, exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds, publicly traded partnerships and mutual funds that invest principally, directly or indirectly, in real estate income and expenses, including management fees and incentive fees charged by such investment funds. That income and those expenses are recorded in the Fund’s financial statements as change in unrealized appreciation/depreciation and not as income or expense on the Statement of Operations.

Organizational and Offering Expenses - Organization and Offering Expenses shall mean all third party charges and out-of-pocket costs and expenses incurred by the Fund and Adviser in connection with the formation of the Fund, the offering of the Fund’s shares, and the admission of investors in the Fund, including, without limitation, travel, legal, accounting, filing, advertising and all other expenses incurred in connection with the offer and sale of the interests in the Fund.

The Fund incurred organizational costs of $27,605, which have been accrued through September 30, 2021, have been reimbursed by the Adviser. The Fund incurred offering costs of $23,673. These offering costs will be amortized to expense over twelve months on a straight-line basis from August 5, 2021. The Fund’s Organizational and Offering Expenses are subject to reimbursement pursuant to the Expense Limitation Agreement between the Fund and the Adviser as described in Note 3.

Dividend Reinvestment - The Fund provides distribution options for its Shareholders. Under these options, if the Fund declares a distribution, then a Shareholder’s distribution will be automatically reinvested in additional Shares unless the Shareholder has specifically elected in its application (or otherwise) to receive cash. Pursuant to the dividend reinvestment policy, a Shareholder will receive additional Shares, including fractions of Shares, at a price equal to the NAV per Share on the date of distribution. The automatic reinvestment of distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

Note 3 – Investment Advisory and Other Agreements

The Adviser is a limited liability company organized under the laws of the Commonwealth of Virginia and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.98% of the Fund’s average daily net assets.

Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to waive its advisory fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organization and offering costs, but excluding brokerage commissions, dividend expense on securities sold short, borrowing costs related to short-selling securities,

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 3 – Investment Advisory and Other Agreements (continued)

interest expense related to the Fund incurring leverage at the Fund or property level, acquired fund fees and expenses, and extraordinary or non-routine expenses such as litigation expenses, taxes related to a failure to qualify as a REIT or meet distribution requirements and IRS or federal agency fees or charges, any fees related to directly-held property by the Fund, which includes investments through a joint-venture or wholly-owned subsidiary to the extent necessary to limit the Fund’s Operating Expenses to 1.50% of the Fund’s average daily net assets. The Adviser is entitled to seek reimbursement from the Fund of fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that a reimbursement will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. The Expense Limitation Agreement shall become effective and shall remain in effect for one year from the effective date of the advisory agreement and thereafter shall continue in effect from year to year for successive one-year periods provided that such continuance is approved at least annually by the Board, unless sooner terminated. As of September 30, 2021, reimbursements that may potentially be made by the Fund to the Adviser total $2,412, which expire as follows:

March 31, 2025	$2,412

UMB Fund Services, Inc. (the “Administrator”) serves as administrator, accounting agent and transfer agent to the Fund. Pursuant to the agreement with the Administrator, for the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

The Fund has entered into a Custody Agreement with UMB Bank, n.a. (the “Custodian”). Under the terms of this agreement, the Custodian will serve as custodian of the Fund’s assets.

The Fund has entered into a distribution agreement with UMB Distribution Services, LLC to act as the distributor for the sale of Shares.

Joot provides Chief Compliance Officer (“CCO”) services to the Trust.

Certain Officers of the Fund are affiliated with either the Adviser or another of the Fund’s service providers.

Note 4 – Federal Income Taxes

At September 30, 2021, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$2,300,357
Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation) on investments	$—

Note 5 – Investment Transactions

For the period ended September 30, 2021, purchases and sales of investments, excluding short-term investments, were $2,300,357 and $0, respectively.

Note 6 – Shareholder Servicing Expenses

The Fund is subject to fees pursuant to a “Shareholder Services Plan” adopted by the Board. These fees are paid by the Fund to broker-dealers or other financial intermediaries who provide administrative support services to shareholders on behalf of the Fund. Under the Shareholder Services Plan, the Fund may incur expenses on an annual basis up to a maximum of 0.25% of its average net assets. The fees charged by the intermediaries will vary. Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund and may cost you more than paying

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 6 – Shareholder Servicing Expenses (continued)

other types of fees. The Shareholder Services Plan was not adopted pursuant to Rule 12b-1 of the 1940 Act and therefore cannot be used to pay for distribution related expenses. For the period ended September 30, 2021, it was not necessary to accrue any expenses under the Shareholder Services Plan.

Note 7 – Fair Value Measurements and Disclosure

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●

Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●

Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in private investment funds valued at the net asset value as practical expedient are not required under GAAP to be classified in the fair value hierarchy. Private investment funds with a fair value of $2,300,357 are excluded from the fair value hierarchy as of September 30, 2021.

As of September 30, 2021, the Fund does not hold any investments that are required to be included in the fair value hierarchy.

Note 8 – Limited Liquidity

The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of Shares, makes quarterly offers to repurchase Shares. No Shareholder will have the right to require the Fund to repurchase its Shares, except as permitted by the Fund’s interval structure. No public market for the Shares exists, and none is expected to develop in the future. Consequently, Shareholders will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the Investment Company Act, a fundamental policy, which cannot be changed without Shareholder approval, requiring the Fund to offer to repurchase at least 5% of its Shares at NAV on a regular schedule. The first repurchase offer for the Fund is scheduled to occur in February 2022. Rule 23c-3 Notices will be mailed to shareholders in January 2022 informing them of the upcoming repurchase.

Shareholders who tender for repurchase shares that have been held, as of the time of repurchase, less than 365 days from the purchase date will be subject to a repurchase fee (early withdrawal charge) of 1.00% of the original purchase price. The Fund may waive the repurchase fee in the following situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the repurchase fee will be waived at any time in the future or that it will be waived for any other shareholder.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 10 – Risk Factors

Investing in the Fund involves risk, including, but not limited to the risks noted below. The risks described below are not intended to be a complete listing and explanation of the risks involved with an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the Fund’s prospectus and statement of additional information.

Industry Concentration – The Fund’s real estate investments will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; ( vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular real estate sectors, or real estate operations generally. As of September 30, 2021, the Fund had 41.5% of the value of its net assets invested within the real estate industry.

Issuer and Non-Diversification Risk - The value of a specific security can perform differently from the real estate market for reasons related to the performance of the investment manager, the financial leverage of the issuer, and reduced demand for the properties and services of the issuer. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence because the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Valuation Risk - The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

Risks of Investing in the Equity of Private REITs - The Fund’s equity investments in private REITs will require it to bear a pro rata share of the REIT’s expenses, including management and, if applicable, performance fees. Private REITs are not subject to the leverage restrictions imposed by the 1940 Act and as a result, the Fund could be effectively leveraged in an amount exceeding the limitations imposed by the 1940 Act, which could amplify losses suffered by the Fund when compared to unleveraged investments. The private REITs will not be registered as investment companies under the 1940 Act and as a result, the Fund will not have the benefit of the 1940 Act’s protective provisions. The Fund may not have sole decision-making authority over the private REIT and may be unable to take actions to protect its interests in these investments.

Interest Rate Risk - Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain real estate industry securities at attractive prices and acquire or originate certain of the debt investments at attractive prices.

Exchange-Traded Funds, Closed-End Funds and Mutual Funds Risk. To the extent that the Fund invests in ETFs, closed-end funds and/or mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF and/or closed-end fund carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark or the basket of securities held by the ETF, closed-end fund or mutual fund does not perform as expected for any reason, the value of the investment in the ETF, closed-end fund and/or mutual fund may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF and/or closed-end fund may not completely replicate the performance of the underlying index.

Liquidity Risk - There is currently no secondary market for Fund shares and the Fund expects that no secondary market will develop. Shares of closed-end investment companies, such as the Fund, that are traded on a secondary market may trade at a discount from their NAV per share and initial offering prices. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at such time. There is no guarantee that shareholders will be able to sell the requested number of shares (or dollar amount) in a quarterly repurchase offer, regardless of market conditions, such as a downturn. As a result of the foregoing, an investment in the Fund’s shares is

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 10 – Risk Factors (continued)

not suitable for investors who cannot tolerate risk of total loss or who require liquidity, other than limited liquidity provided through the Fund’s repurchase policy (repurchase at least 5% quarterly). Certain of the Fund’s investments (e.g., private real estate funds, private REITS and direct real estate holdings) are also subject to liquidity risk because they generally offer only limited redemptions. Liquidity risk exists when an investment of the Fund proves to be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 11 – Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Thirdline Real Estate Income Fund

Other Information
September 30, 2021 (Unaudited)

At the Fund’s Organizational Board Meeting held on August 12, 2021, the Trust’s Board of Trustees (“Board”) unanimously approved an investment advisory agreement (the “Advisory Agreement”) between Thirdline Capital Management, LLC (“Thirdline” or “Adviser”) and the Thirdline Real Estate Income Fund (the “Fund”). At that meeting, legal counsel to the Trust (“Counsel”) reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement for the Fund. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Agreement.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Fund, including information presented to the Board by representatives of Thirdline. The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to the Fund and its shareholders; (ii) presentations by management of Thirdline addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Thirdline; and (iv) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Thirdline, including financial information, a description of personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of anticipated expenses for the Fund, compliance program, current legal matters, and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by Thirdline from its relationship with the Fund.

The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which the Fund would be managed with representatives of Thirdliine. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Agreement, the Trustees considered numerous factors, including:

1.	The nature, extent, and quality of the services to be provided by Thirdline.

In this regard, the Board considered the responsibilities of Thirdline under the Advisory Agreement and the services to be provided including, without limitation, the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the anticipated coordination of services for the Fund among the service providers, and the anticipated efforts of Thirdline to promote the Fund and grow assets. The Board considered: Thirdline’s staffing, personnel, and methods of operating, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that while Thirdline was a newly formed entity and that it had no experience managing a registered fund, its personnel had significant experience in managing open-end mutual funds and/or in real estate investment and development. The Board also considered the financial condition of Thirdline and the letter of support from its owners. The Board considered the measures that Thirdline had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development of its compliance policies and procedures. After reviewing the foregoing and further information from Thirdline, and notwithstanding the limited operating experience of Thirdline, the Board concluded that the personnel at Thirdline have the experience and expertise to provide the Fund with the quality, extent, and nature of the services required by the Advisory Agreement.

2.	Investment Performance of the Fund and Thirdline.

The Board noted that Thirdline had not commenced managing the Fund and therefore a consideration of the Fund’s performance was not relevant to this factor. It was also noted that Thirdline was a new entity formed expressly to manage the Fund and did not manage any separate accounts. As such, there was no investment performance to review at this time. The Board did acknowledge the investment management and/or real estate development, financing and acquisition experience and compliance and operational experience of the team of professionals at Thirdline.

3.	The costs of services to be provided and profits to be realized by Thirdline from its relationship with the Fund.

In this regard, the Board considered: the financial condition of Thirdline and the level of commitment to the Fund by its owners and the expenses of the Fund, including the nature and frequency of advisory fee payments. The Board noted representations from Thirdline as to the level of assets under management needed in the Fund in order for it to become profitable. The Board

Thirdline Real Estate Income Fund

Other Information
September 30, 2021 (Unaudited) (Continued)

reviewed comparative information on other registered closed-end interval funds that employ an investment strategy that is similar to the Fund. The Board considered how the Fund’s management fee compares to other similar funds, noting that the Fund’s management fee was in line or lower than the management fees charged by the similar funds. They also compared the Fund’s expense ratio (before and after the application of the expense limitation) to the similar funds finding that the Fund’s net expense ratio was in line or below the average similar fund. The Board considered Thirdline’s comments on what it perceived to be inconsistencies on how certain similar funds reported expenses related to their investments in other funds. They discussed Thirdline’s expected allocation to other funds and the impact the underlying fees and expenses paid to such funds has on the Fund’s expense ratio. The Board also discussed the differences in the Fund’s investment strategy from the group of similar funds, noting that the Fund will likely be more operationally complex and expensive to operate. They noted that the Fund is expected to have a greater allocation to private funds relative to the similar funds and, unlike most of the similar funds, the Fund is expected to have exposure to direct investments in real estate which is expensive to source and evaluate. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Thirdline were fair and reasonable.

4.	The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s proposed fee arrangements with Thirdline. The Board noted that the advisory fee does not include a breakpoint but that the effect of the expense limitation agreement entered into for the Fund would have the effect of capping the expenses at a certain level. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s proposed fee arrangement with Thirdline was fair and reasonable in relation to the nature and quality of the services to be provided by Thirdline.

5.	Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the substance and administration of Codes of Ethics and other relevant policies described in Thirdline’s Form ADV and compliance policies and procedures, such as personal conduct policies, personal trading policies, risk management and internal controls. The Board also considered potential benefits for Thirdline in managing the Fund. The Board noted that Thirdline represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the Fund. Following further consideration and discussion, the Board indicated that Thirdline’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Thirdline from managing the Fund were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees who are not parties to any investment advisory agreement between the Trust and its investment advisers or interested persons of any such party, determined that it was appropriate to approve the Advisory Agreement upon the terms and for the compensation described therein.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1 (877) 771-7715 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund 1 (877) 771-7715 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1 (877) 771-7715.

UMB Distribution Services, LLC, Distributor
P.O. Box 2175
Milwaukee, WI 53201-1811
1-888-449-4909

ITEM 1.(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item (a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Thirdline Real Estate Income Fund

By (Signature and Title)*	/s/ Charles Hutchens
Charles C. Hutchens, President
(Chief Executive Officer)

Date	December 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles Hutchens
Charles C. Hutchens, President
(Chief Executive Officer)

Date	December 7, 2021

By (Signature and Title)*	/s/ Larry Eiben
Lawrence S. Eiben, Treasurer
(Principal Financial Officer)

Date	December 7, 2021

*	Print the name and title of each signing officer under his or her signature.